Nature of Business and Organization (Details) - Schedule of details of company's principal subsidiaries	12 Months Ended
Dec. 31, 2020
Powerbridge Technologies Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 27, 2018
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Hongding Technology Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Zhuhai powerbridge Technologies Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Oct. 30, 1997
Place of Incorporation	the PRC
Major Operation	software application and technology services
Shenzhen Hongding Interconnect Technology Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Oct. 21, 2020
Place of Incorporation	the PRC
Major Operation	software application and technology services
Shantou Hongrui Information Technology Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	38.00%	[1]
Date of Incorporation	Aug. 19, 2019	[1]
Place of Incorporation	the PRC	[1]
Major Operation	software application and technology services	[1]
Ningbo Powerbridge [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60.00%
Date of Incorporation	Sep. 29, 2019
Place of Incorporation	the PRC
Major Operation	E-commerce
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	the PRC
Major Operation	software application and technology services
Wuhan Honggang Tehcnology Co., Ltd (“Honggang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60.00%
Date of Incorporation	Jun. 21, 2019
Place of Incorporation	the PRC
Major Operation	software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd* (“Zhixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	45.00%
Date of Incorporation	Sep. 02, 2019
Place of Incorporation	the PRC
Major Operation	software application and technology services

[1]	Certain third-party shareholders of Shantou Hongrui and Zhixin signed consents with the Company for the year ended December 31, 2020, which stated that the Company has the power and control to direct the activities that most significantly impact Shantou Hongrui and Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Shantou Hongrui and Zhixin based on the voting power.